Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings
30.	Borrowings

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
Secured
- Bank borrowings (a)	1,343,970	485,400	—
Unsecured
- Bank borrowings (b)	35,251,477	38,072,454	50,726,390

	36,595,447	38,557,854	50,726,390
Interest payable	320,066	265,430	388,185

Total borrowings	36,915,513	38,823,284	51,114,575

(a)
As of December 31, 2022 and 2023 the Group had RMB1,344.0 million and RMB485.4 million secured bank borrowings guaranteed by deposits (refer to Note 16(b)), The terms of the borrowing is twelve months, whose interest rate is 2.95% per annum.

(b)	The following table sets forth the range of interest rates of borrowings as of December 31, 2022, 2023 and 2024:

	December 31, 2022	December 31, 2023	December 31, 2024
	(Restated )	(Restated )
Bank borrowings - fixed rate	2.70%-4.30%	2.78%-4.50%	2.24%-4.20%
Bank borrowings - floating rate	1.35%-5.59%	4.10%-7.36%	3.78%-7.23%

(c)	The bank borrowings are repayable as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
Within 1 year	36,915,513	36,031,387	49,114,132
Between 1 and 2 years	—	1,838,920	2,000,443
Between 2 and 5 years	—	952,977	—

	36,915,513	38,823,284	51,114,575